RISK MANAGEMENT - Credit quality of the borrower (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
RISK MANAGEMENT
Loans and advances	$ 279,453,908	$ 253,951,647
Stage 1
RISK MANAGEMENT
Loans and advances	245,272,297	222,372,889
Stage 2
RISK MANAGEMENT
Loans and advances	16,670,291	16,042,661
Stage 3
RISK MANAGEMENT
Loans and advances	17,511,320	15,536,097
Commercial
RISK MANAGEMENT
Loans and advances	153,252,811	134,687,396
Commercial | Stage 1
RISK MANAGEMENT
Loans and advances	137,761,467	120,773,927
Commercial | Stage 2
RISK MANAGEMENT
Loans and advances	5,545,788	5,453,537
Commercial | Stage 3
RISK MANAGEMENT
Loans and advances	9,945,556	8,459,932
Consumer
RISK MANAGEMENT
Loans and advances	55,815,683	54,591,769
Consumer | Stage 1
RISK MANAGEMENT
Loans and advances	46,697,013	46,060,615
Consumer | Stage 2
RISK MANAGEMENT
Loans and advances	5,118,607	4,407,067
Consumer | Stage 3
RISK MANAGEMENT
Loans and advances	4,000,063	4,124,087
Mortgage
RISK MANAGEMENT
Loans and advances	41,741,601	36,250,408
Mortgage | Stage 1
RISK MANAGEMENT
Loans and advances	37,076,580	32,210,648
Mortgage | Stage 2
RISK MANAGEMENT
Loans and advances	2,701,930	2,628,654
Mortgage | Stage 3
RISK MANAGEMENT
Loans and advances	1,963,091	1,411,106
Small Business Loans
RISK MANAGEMENT
Loans and advances	1,352,209	1,145,017
Small Business Loans | Stage 1
RISK MANAGEMENT
Loans and advances	1,175,803	774,571
Small Business Loans | Stage 2
RISK MANAGEMENT
Loans and advances	91,256	260,303
Small Business Loans | Stage 3
RISK MANAGEMENT
Loans and advances	85,150	110,143
Financial Leases
RISK MANAGEMENT
Loans and advances	27,291,604	27,277,057
Financial Leases | Stage 1
RISK MANAGEMENT
Loans and advances	22,561,434	22,553,128
Financial Leases | Stage 2
RISK MANAGEMENT
Loans and advances	3,212,710	3,293,100
Financial Leases | Stage 3
RISK MANAGEMENT
Loans and advances	$ 1,517,460	$ 1,430,829